UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Alkeon Capital Management, LLC

Address:  350 Madison Avenue
          New York, New York 10017


13F File Number: 028-10451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Greg Jakubowsky
Title:    Compliance Officer
Phone:    (212) 389-8710

Signature, Place and Date of Signing:

/s/ Greg Jakubowsky             New York, New York            August 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:       86

Form 13F Information Table Value Total: $   1,171,392
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.         Form 13F File Number             Name

1           028-10748                        Oppenheimer Asset Management Inc.
----        -------------------              --------------------------------

                        FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN  2       COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6      COLUMN 7       COLUMN 8

                                TITLE                      VALUE     SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION    MANAGERS  SOLE    SHARED NONE
--------------                  --------        -----      --------  -------   --- ----  ----------    --------  ----    ------ ----
APPLE COMPUTER INC              COM             037833100    4,707      28,110 SH        SOLE                       28,110
APPLE COMPUTER INC              COM             037833100   17,740     105,950 SH        SHARED-OTHER  1           105,950
ARM HLDGS PLC                   SPONSORED ADR   042068106    5,866   1,152,525 SH        SOLE                    1,152,525
ARM HLDGS PLC                   SPONSORED ADR   042068106   22,204   4,362,218 SH        SHARED-OTHER  1         4,362,218
ALTERA CORP                     COM             021441100    5,230     252,680 SH        SOLE                      252,680
ALTERA CORP                     COM             021441100   20,273     979,370 SH        SHARED-OTHER  1           979,370
APPLIED MATLS INC               COM             038222105    5,804     304,020 SH        SOLE                      304,020
APPLIED MATLS INC               COM             038222105   28,044   1,469,060 SH        SHARED-OTHER  1         1,469,060
BAIDU COM INC                   SPON ADR REP A  056752108    9,210      29,430 SH        SOLE                       29,430
BAIDU COM INC                   SPON ADR REP A  056752108   24,761      79,120 SH        SHARED-OTHER               79,120
BUNGE LIMITED                   COM             G16962105    2,261      21,000 SH  PUT   SOLE                       21,000
BUNGE LIMITED                   COM             G16962105    8,508      79,000 SH  PUT   SHARED-OTHER               79,000
CUMMINS INC                     COM             231021106    2,422      36,970 SH        SOLE                       36,970
CUMMINS INC                     COM             231021106    9,267     141,440 SH        SHARED-OTHER  1           141,440
COGNIZANT TECHNOLOGY SOLUTIONS  CLA             192446102    1,152      35,430 SH        SOLE                       35,430
COGNIZANT TECHNOLOGY SOLUTIONS  CLA             192446102    5,350     164,570 SH        SHARED-OTHER  1           164,570
CYPRESS SEMICONDUCTOR CORP      COM             232806109    4,563     184,360 SH        SOLE                      184,360
CYPRESS SEMICONDUCTOR CORP      COM             232806109   17,388     702,530 SH        SHARED-OTHER  1           702,530
DOLBY LABORATORIES INC          COM             25659T107    7,835     194,410 SH        SOLE                      194,410
DOLBY LABORATORIES INC          COM             25659T107   31,244     775,280 SH        SHARED-OTHER  1           775,280
DU PONT E I DE NEMOURS & CO     COM             263534109    3,620      84,400 SH  CALL  SOLE                       84,400
DU PONT E I DE NEMOURS & CO     COM             263534109   17,825     415,600 SH  CALL  SHARED-OTHER  1           415,600
ENERGY INFRASTRUCTURE ACQUI     COM             29269P109      416     240,000 SH        SOLE                      240,000
ENERGY CONVERSION DEVICES IN    COM             292659109    3,405      46,240 SH        SOLE                       46,240
ENERGY CONVERSION DEVICES IN    COM             292659109   13,650     185,360 SH        SHARED-OTHER  1           185,360
ENERSYS                         COM             29275Y102    1,985      57,990 SH        SOLE                       57,990
ENERSYS                         COM             29275Y102    8,105     236,770 SH        SHARED-OTHER  1           236,770
EL PASO CORP                    COM             28336L109    1,756      80,760 SH        SOLE                       80,760
EL PASO CORP                    COM             28336L109    6,940     319,240 SH        SHARED-OTHER  1           319,240
ISHARES INC                     MSCI TAIWAN     464286731    2,473     175,000 SH        SOLE                      175,000
FIRST SOLAR INC                 COM             336433107    5,285      19,370 SH        SOLE                       19,370
FIRST SOLAR INC                 COM             336433107   21,602      79,180 SH        SHARED-OTHER  1            79,180
GENENTECH INC                   COM NEW         368710406    3,453      45,490 SH        SOLE                       45,490
GENENTECH INC                   COM NEW         368710406   13,380     176,280 SH        SHARED-OTHER  1           176,280
GENPACT LIMITED                 SHS             G3922B107    2,249     150,735 SH        SOLE                      150,735
GENPACT LIMITED                 SHS             G3922B107    8,147     546,015 SH        SHARED-OTHER  1           546,015
GILEAD SCIENCES INC             COM             375558103    2,903      54,822 SH        SOLE                       54,822
GILEAD SCIENCES INC             COM             375558103   12,896     243,558 SH        SHARED-OTHER  1           243,558
GOOGLE INC                      CLA             38259P508   23,810      45,230 SH        SOLE                       45,230
GOOGLE INC                      CLA             38259P508   93,403     177,430 SH        SHARED-OTHER  1           177,430
HALLIBURTON CO                  COM             406216101    4,215      79,430 SH        SOLE                       79,430
HALLIBURTON CO                  COM             406216101   17,458     328,970 SH        SHARED-OTHER  1           328,970
ICICI BK LTD                    ADR             45104G104      949      33,000 SH        SOLE                       33,000
INFORMATICA CORP                COM             45666Q102    3,192     212,240 SH        SOLE                      212,240
INFORMATICA CORP                COM             45666Q102   12,988     863,570 SH        SHARED-OTHER  1           863,570
J CREW GROUP INC                COM             46612H402    1,134      34,350 SH        SOLE                       34,350
J CREW GROUP INC                COM             46612H402    5,368     162,620 SH        SHARED-OTHER  1           162,620
LONGTOP FINL TECHNOLOGIES LT    ADR             54318P108    1,732     104,592 SH        SOLE                      104,592
LONGTOP FINL TECHNOLOGIES LT    ADR             54318P108    5,959     359,824 SH        SHARED-OTHER  1           359,824
LAWSON SOFTWARE INC NEW         COM             52078P102    4,344     597,570 SH        SOLE                      597,570
LAWSON SOFTWARE INC NEW         COM             52078P102   17,578   2,417,900 SH        SHARED-OTHER  1         2,417,900
MONOLITHIC PWR SYS INC          COM             609839105    6,310     291,850 SH        SOLE                      291,850
MONOLITHIC PWR SYS INC          COM             609839105   24,415   1,129,290 SH        SHARED-OTHER  1         1,129,290
MARVELL TECHNOLOGY GROUP LTD    ORD             G58768105    9,162     518,800 SH        SOLE                      518,800
MARVELL TECHNOLOGY GROUP LTD    ORD             G58768105   18,882   1,069,190 SH        SHARED-OTHER  1         1,069,190
NCR CORP NEW                    COM             62886E108    2,008      79,680 SH        SOLE                       79,680
NCR CORP NEW                    COM             62886E108    7,927     314,560 SH        SHARED-OTHER  1           314,560
NETEASE COM INC                 SPONSORED ADR   64110W102    7,621     349,760 SH        SOLE                      349,760
NETEASE COM INC                 SPONSORED ADR   64110W102   26,753   1,227,770 SH        SHARED-OTHER  1         1,227,770
NETLOGIC MICROSYSTEMS INC       COM             64118B100    2,455      73,950 SH        SOLE                       73,950
NETLOGIC MICROSYSTEMS INC       COM             64118B100   11,629     350,265 SH        SHARED-OTHER  1           350,265
ON SEMICONDUCTOR CORP           COM             682189105    6,562     715,630 SH        SOLE                      715,630
ON SEMICONDUCTOR CORP           COM             682189105   27,372   2,984,920 SH        SHARED-OTHER  1         2,984,920
PRAXAIR INC                     COM             74005P104    1,938      20,560 SH        SOLE                       20,560
PRAXAIR INC                     COM             74005P104    7,349      77,980 SH        SHARED-OTHER  1            77,980
QUALCOMM INC                    COM             747525103   14,637     329,890 SH        SOLE                      329,890
QUALCOMM INC                    COM             747525103   61,012   1,375,075 SH        SHARED-OTHER            1,375,075
RESEARCH IN MOTION LTD          COM             760975102    5,946      50,865 SH        SOLE                       50,865
RESEARCH IN MOTION LTD          COM             760975102   23,396     200,135 SH        SHARED-OTHER  1           200,135
ROCKWOOD HLDGS INC              COM             774415103    1,559      44,800 SH        SOLE                       44,800
ROCKWOOD HLDGS INC              COM             774415103    6,445     185,200 SH        SHARED-OTHER  1           185,200
SILICON MOTION TECHNOLOGY CO    SPONSORED ADR   82706C108      488      33,800 SH  PUT   SOLE                       33,800
SILICON MOTION TECHNOLOGY CO    SPONSORED ADR   82706C108    2,402     166,200 SH  PUT   SHARED-OTHER  1           166,200
SINA CORP                       ORD             G81477104    4,495     105,650 SH        SOLE                      105,650
SINA CORP                       ORD             G81477104   14,652     344,350 SH        SHARED-OTHER  1           344,350
SPDR TR                         UNIT SER 1      78462F103   52,190     407,800 SH  PUT   SOLE                      407,800
SPDR TR                         UNIT SER 1      78462F103  203,770   1,592,200 SH  PUT   SHARED-OTHER  1         1,592,200
SYNAPTICS INC                   COM             87157D109    3,491      92,520 SH        SOLE                       92,520
SYNAPTICS INC                   COM             87157D109   15,098     400,160 SH        SHARED-OTHER  1           400,160
SBA COMMUNICATIONS CORP         COM             78388J106    3,941     109,440 SH        SOLE                      109,440
SBA COMMUNICATIONS CORP         COM             78388J106   15,752     437,430 SH        SHARED-OTHER  1           437,430
TALEO CORP                      CLA             87424N104    3,712     189,470 SH        SOLE                      189,470
TALEO CORP                      CLA             87424N104   15,699     801,365 SH        SHARED-OTHER  1           801,365
TIMKEN CO                       COM             887389104      972      29,520 SH        SOLE                       29,520
TIMKEN CO                       COM             887389104    4,706     142,870 SH        SHARED-OTHER  1           142,870
UNIBANCO-UNIAO DE BANCOS BRA    GDR REP PFD UT  90458E107      597       4,700 SH        SOLE                        4,700




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